AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
NOV 0 5 2007
1086

Beth A. Kleiman
Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1460
F 212 306 2066
beth.kleiman@amex.com

07082234

November 05, 2007

PROCESSED
B NOV 0 7 2007
THOMSON
FINANCIAL

CERTAMX

001-07182

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from Merrill Lynch & Co., Inc. (the Registrant) a copy of the Company's Registration Statement on Form 8-A for the registration of the following security:

Accelerated Return Notes℠ Linked to the S&P 100® Index due January 21, 2009

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Beth A. Kleiman

Beth A. Kleiman

END